Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Product revenues	$ 10,777.6	$ 9,896.6	$ 8,977.7
Service revenues	1,732.3	1,662.2	1,415.4
Total revenues	12,509.9	11,558.8	10,393.1
Costs and Operating Expenses:
Cost of product revenues	6,101.3	5,733.4	5,264.7
Cost of service revenues	1,113.1	1,031.4	866.9
Selling, general and administrative expenses	3,354.9	3,106.5	2,728.8
Research and development expenses	376.4	340.2	284.4
Restructuring and other costs, net	82.1	96.5	60.2
Total costs and operating expenses	11,027.8	10,308.0	9,205.0
Operating Income	1,482.1	1,250.8	1,188.1
Other Expense, Net	(212.7)	(118.0)	(100.4)
Income from Continuing Operations Before Income Taxes	1,269.4	1,132.8	1,087.7
Provision for Income Taxes	(11.0)	(109.4)	(101.6)
Income from Continuing Operations	1,258.4	1,023.4	986.1
(Loss) Income from Discontinued Operations (net of income tax (benefit) provision of $(10.8), $1.2 and $29.9)	(19.2)	1.7	47.0
(Loss) Gain on Disposal of Discontinued Operations, Net (net of income tax (benefit) provision of $(33.2), $190.3 and $1.5)	(61.3)	304.8	2.5
Net Income	$ 1,177.9	$ 1,329.9	$ 1,035.6
Earnings per Share from Continuing Operations
Basic (in dollars per share)	$ 3.46	$ 2.69	$ 2.45
Diluted (in dollars per share)	$ 3.43	$ 2.66	$ 2.41
Earnings per Share
Basic (in dollars per share)	$ 3.24	$ 3.49	$ 2.57
Diluted (in dollars per share)	$ 3.21	$ 3.46	$ 2.53
Weighted Average Shares
Basic (in millions of shares)	363.8	380.8	403.3
Diluted (in millions of shares)	366.6	384.8	409.4
Cash Dividend Declared per Common Share (in dollars per share)	$ 0.54	$ 0	$ 0